Critical Accounting Judgements and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2021
Disclosure of Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Abstract]
Critical accounting judgements and key sources of estimation uncertainty

Note 4. Critical accounting judgements and key sources of estimation uncertainty

In the application of the accounting policies, which are described in Note 3. Summary of significant accounting policies, management must make judgments, estimates and assumptions about the carrying amounts of the assets and liabilities that are not readily observable in other sources. The estimates and underlying assumptions are based on historical experience and other relevant factors. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed regularly. Changes to accounting estimates are recognized in the period of the review, if the change only affects that period, or in future periods if the change affects both the current and subsequent periods.

Goodwill impairment

Determining whether goodwill has been impaired involves calculating the value in use of the cash generating units to which the goodwill has been assigned. The calculation of value in use requires the entity to determine the future cash flows that should arise from the cash-generating units and an appropriate discount rate to calculate the present value. When actual future cash flows are less than expected, an impairment loss may arise.

Goodwill impairment testing relies on a number of critical judgments, estimates and assumptions. Goodwill is tested for impairment at the cash generating unit level. The Group tests at least annually whether goodwill have suffered any impairment by calculating the recoverable amount of the cash generating unit and comparing this to its carrying value.

The Group’s impairment testing methodology is in accordance with IAS 36, where the value in use approach is taken into consideration.

The value in use calculations primarily use cash flow projections. There are a number of assumptions and estimates involved for the preparation of cash flow projections. Key assumptions include the growth rate, expected market share, expected gross margin and selection of discount rates, to reflect the risks involved.

Management prepared the financial projections reflecting actual and prior year/period performance and market development expectations. Judgement is required to determine key assumptions adopted in the cash flow projections and changes to key assumptions can significantly affect these cash flow projections and therefore the results of the impairment reviews. Refer Note 12. Goodwill for further information on the goodwill exposure and estimates applied.

Useful life of property, plant and equipment and amortization of intangibles with finite useful lives

The Group reviews the estimated useful lives of property, plant and equipment and intangibles with finite useful lives at the end of each annual period.

Reverse factoring

Significant judgement is involved to evaluate whether a liability under a reverse factoring arrangement is in essence a continuation of an operating liability or a derecognition of the operating liability and recognition of a financing liability. The Group evaluates each of the four criteria carefully and applies judgment to the facts and circumstances as a whole. Specifically, whether interest charged from the suppliers to the Group creates a substantial change in the amount payable, i.e. financing.

Factoring

The Group enters into factoring arrangements where it sells or assigns certain trade receivables to third parties under both recourse and non-recourse programs. Similar, to reverse factoring, significant judgment is required under IFRS 9 to assess whether the Group has substantially transferred all risk and rewards incidental to the trade receivables to the factor. Specifically, whether or not the factor has the right to collect the unpaid invoice amount from the transferor (seller).

Provisions for contingencies, litigation and lawsuits

The litigation and lawsuits to which the Companies are exposed are managed by appropriate legal personnel and are primarily related to labor, civil and administrative disputes. The Group considers that a past event has given rise to a present obligation if there is no realistic alternative to settling the present obligation, independent of future events, considering all the evidence available at the reporting date. It is understood that the probability of an event is more likely than not when the probability of occurrence is greater than 50%, in which case the provision is recorded. The possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one to more uncertain future events that are not entirely under the control of the Group are not recognized in the consolidated statements of financial position but are disclosed as contingent liabilities. The occurrence or non-occurrence of events that are deemed remote are not recorded or disclosed. The Group utilizes the professional judgment of internal and external specialists to determine the possibility of the occurrence of a present obligation. In the estimation of the provision for litigation and lawsuits, Management considers assumptions such as appraisal of the attorneys, estimated duration of the litigation or lawsuit and statistical information of litigation or lawsuits with similar characteristics, among others.

Impairment of accounts receivable

The Group evaluates the impairment of its accounts receivable by the expected credit loss model where it determines its value based on the probability of default, the loss due to default (i.e., the extent of the loss in case of default) and the exposure in the default. The assessment of the probability of default and the loss due to default is based on historical data adjusted by prospective information. Further details of other judgments are in Note 3. Summary of significant accounting policies.

Useful lives of right-of-use assets

Right-of-use assets depreciate during the shorter of the lease term and the useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the asset related to the right of use depreciates during the useful life of the underlying asset. Depreciation begins at the commencement of the lease.

Recognition of deferred tax assets

Deferred tax assets are recognized for all deductible temporary differences only to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilized. In determining whether it is probable that taxable profit will be available to realize the Group’s deferred tax assets, the management considered the following sources of taxable income:

●	Reversal of taxable temporary differences

●	Future taxable profit excluding reversal of temporary differences

●	Tax planning opportunities

Reverse reorganization

The excess between the fair value of the shares and equity instruments issued and the net assets acquired is treated as an expense under IFRS 2 (the ‘listing expense’) and it includes certain elements of judgement and estimation. This centers around the estimation of the fair value of OpCo prior to the Transaction and the fair value of the private warrants.

The fair value of the OpCo was estimated using a combination of a market and income approach under IFRS 13 where the Company forecasted an annual adjusted EBITDA. A market based multiple, as negotiated amongst the independent parties to the Transaction, was then applied to the adjusted EBITDA to arrive at the enterprise value which was then adjusted for OpCo’s net debt.

Private warrants

The private warrants are recorded as financial liabilities on the consolidated statement of financial position and are remeasured on each reporting date. In assessing the fair value of the private warrants, a Black-Scholes option pricing formula for European calls was used since the warrants are not publicly traded. The model requires the input of subjective assumptions, including the volatility of its own ordinary shares, the expected life, and strike price of the warrants. Any changes in these assumptions can significantly affect the estimate of the fair value of the warrants.

Shares held in escrow

The shares to be delivered in an escrow are recorded as financial liabilities on the consolidated statement of financial position and are remeasured on each reporting date. In assessing the fair value of the shares, Monte Carlo simulation was applied in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price. This model is consistent with the Black-Scholes option pricing framework and was used to account for the path-dependent + 20 out of 30 day features.